Long-Term Debt, Net - Schedule of Debt (Parentheticals) (Details) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 08, 2021	Mar. 31, 2025	Dec. 31, 2024
Senior Convertible Debt ]Member]
Long-Term Debt, Net - Schedule of Debt (Parentheticals) (Details) [Line Items]
Principal	$ 100,000,000	$ 100,000,000,000	$ 100,000,000
Interest rate		8.00%	8.00%
Due	Apr. 05, 2025	Apr. 05, 2026	Apr. 05, 2026
Economic Injury Disaster Loan Due June 1, 2050 [Member]
Long-Term Debt, Net - Schedule of Debt (Parentheticals) (Details) [Line Items]
Principal		$ 149,900,000
Interest rate		3.75%
Due		Jun. 01, 2050
Economic Injury Disaster Loan Due May 8, 2050 [Member]
Long-Term Debt, Net - Schedule of Debt (Parentheticals) (Details) [Line Items]
Principal		$ 500,000,000
Interest rate		3.75%
Due		May 08, 2050